Note 16 - Basic and Diluted Net Income Per Common Share (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Thousands of Yen
	2015	2016	2017

Numerator:
Net income attributable to Internet Initiative Japan Inc.―basic and diluted	¥3,322,081	¥4,038,282	¥3,166,510
	Number of Shares
	2015	2016	2017

Denominator:
Weighted-average common shares outstanding ―basic	45,942,291	45,950,098	45,652,981
Dilutive effect of stock options	72,446	93,285	119,489
Weighted-average common shares outstanding ―diluted	46,014,737	46,043,383	45,772,470
	Yen
	2015	2016	2017

Basic net income attributable to Internet Initiative Japan Inc. per common share	¥72.31	¥87.88	¥69.36

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥72.20	¥87.71	¥69.18